SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			9 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Warrant [Member]
Stock Options To Purchase	2,950,000	2,100,000
Common Shares Issuable Under Convertible Note	2,193,773	786,058
Common Shares Issuable Unearned	700,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,080,000